UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4576

                                BOND FUND SERIES
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                  Date of reporting period: SEPTEMBER 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--57.0%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.5%
-------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.6%
Goodyear Tire & Rubber Co. (The), 4.50% Cv. Sr. Nts., 6/15/34 1      $    2,000,000     $    2,895,000
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--4.7%
Carnival Corp., 2% Cv. Sr. Unsec. Unsub. Debs., 4/15/21                   6,500,000          8,515,000
-------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 3.375% Cv. Sr. Unsec. Unsub. Nts., 4/15/23           4,000,000          4,585,000
-------------------------------------------------------------------------------------------------------
Scientific Games Corp., 0.75% Cv. Sr. Sub. Nts., 12/1/24                  6,000,000          7,057,500
-------------------------------------------------------------------------------------------------------
Shuffle Master, Inc., 1.25% Cv. Sr. Unsec. Nts., 4/15/24 1                2,000,000          2,177,500
                                                                                        ---------------
                                                                                            22,335,000
-------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.4%
Eastman Kodak Co., 3.375% Cv. Sr. Unsec. Unsub. Nts., 10/15/33            2,000,000          1,965,000
-------------------------------------------------------------------------------------------------------
MEDIA--4.0%
Charter Communications, Inc., 5.875% Cv. Sr. Nts., 11/16/09 1             2,000,000          1,660,000
-------------------------------------------------------------------------------------------------------
Liberty Media Corp., 0.75% Exchangeable Sr. Unsec. Debs., 3/30/23
(exchangeable for Time Warner, Inc. common stock) 1                       7,000,000          7,805,000
-------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 2.125% Cv. Sr. Unsec. Nts., 4/15/23                6,000,000          6,127,500
-------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 1.75% Cv. Sr. Nts., 12/1/09 1                   4,000,000          3,805,000
                                                                                        ---------------
                                                                                            19,397,500
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.8%
CSK Auto Corp., 3.375% Cv. Sr. Nts., 8/15/25 1                            3,000,000          2,913,750
-------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc., 0.861% Cv. Sr. Nts., 10/19/21 2                        5,000,000          5,681,250
                                                                                        ---------------
                                                                                             8,595,000
-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.6%
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Costco Cos., Inc., 2.50% Cv. Sub. Nts., 8/19/17 3                         3,000,000          2,955,000
-------------------------------------------------------------------------------------------------------
ENERGY--3.1%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.1%
Halliburton Co., 3.125% Cv. Sr. Nts., 7/15/23 1                           4,500,000          8,476,875
-------------------------------------------------------------------------------------------------------
Schlumberger Ltd., 1.50% Cv. Sr. Unsec. Debs., Series A, 6/1/23           5,000,000          6,187,500
                                                                                        ---------------
                                                                                            14,664,375
-------------------------------------------------------------------------------------------------------
FINANCIALS--3.4%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.0%
BlackRock, Inc.:
2.625% Cv. Sr. Nts., 2/15/35                                                 500,000            513,750
2.625% Cv. Sr. Nts., 2/15/35 1                                             4,000,000          4,110,000
                                                                                        ---------------
                                                                                              4,623,750
-------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--1.3%
American Express Co.: 1.85% Cv. Sr. Nts., 12/1/33 1,2                     6,000,000          6,360,000
-------------------------------------------------------------------------------------------------------
REAL ESTATE--1.1%
Host Marriott LP, 3.25% Cv. Sr. Debs., 4/15/24 1                          5,000,000          5,506,250
-------------------------------------------------------------------------------------------------------
HEALTH CARE--11.6%
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--3.5%
Amylin Pharmaceuticals, Inc., 2.50% Cv. Sr. Unsec. Nts.,
4/15/11 1                                                                 3,000,000          3,457,500
-------------------------------------------------------------------------------------------------------
Genzyme Corp., 1.25% Cv. Sr. Nts., 12/1/23 1                              6,000,000          6,907,500
-------------------------------------------------------------------------------------------------------
Invitrogen Corp., 1.50% Cv. Sr. Unsec. Nts., 2/15/24                      7,000,000          6,396,250
                                                                                        ---------------
                                                                                            16,761,250


1                                        Oppenheimer Convertible Securities Fund

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.9%
Cytyc Corp.:
2.25% Cv. Sr. Nts., 3/15/24 1                                        $    2,000,000     $    2,142,500
2.25% Cv. Sr. Nts., 3/15/24                                               2,000,000          2,142,500
-------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 3.25% Cv. Sr. Sub. Nts.,
3/1/24                                                                    5,000,000          5,100,000
                                                                                        ---------------
                                                                                             9,385,000
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.7%
Health Management Associates, Inc., 1.50% Cv. Sr. Sub. Nts.,
8/1/23                                                                    6,500,000          6,743,750
-------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc., 3% Cv. Sr. Nts., 6/15/33                          6,000,000          6,022,500
                                                                                        ---------------
                                                                                            12,766,250
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.5%
Allergan, Inc., 0.02% Cv. Sr. Unsec. Nts., 11/6/22 3                      5,000,000          5,300,000
-------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Finance LLC, 0.25% Cv. Sr. Sec. Debs., Series
B, 2/1/24                                                                 7,000,000          7,253,750
-------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc., 1.75% Cv. Sr. Unsec. Debs., 3/15/23         4,000,000          4,085,000
                                                                                        ---------------
                                                                                            16,638,750
-------------------------------------------------------------------------------------------------------
INDUSTRIALS--6.3%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.9%
Alliant Techsystems, Inc., 2.75% Cv. Sr. Sub. Nts., 2/15/24               6,000,000          6,435,000
-------------------------------------------------------------------------------------------------------
Lockheed Martin Corp., 3.54% Cv. Sr. Nts., 8/15/33 2                      7,000,000          7,340,480
                                                                                        ---------------
                                                                                            13,775,480
-------------------------------------------------------------------------------------------------------
AIRLINES--0.5%
Continental Airlines, Inc., 4.50% Cv. Sr. Unsec. Unsub. Nts.,
2/1/07                                                                    3,000,000          2,460,000
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.8%
Tyco International Group SA, 2.75% Cv. Sr. Unsec. Unsub. Debs.,
Series A, 1/15/18                                                         7,000,000          8,636,250
-------------------------------------------------------------------------------------------------------
MACHINERY--1.1%
Danaher Corp., 2.46% Cv. Sr. Unsec. Unsub. Liquid Yield Option
Nts., 1/22/21 3                                                           5,000,000          4,018,750
-------------------------------------------------------------------------------------------------------
SystemOne Technologies, Inc.:
2.888% Cv. Sub. Nts., 12/31/05 4                                          3,626,256            797,776
8.25% Cv. Sub. Nts., 12/31/05 4                                           2,962,671            651,788
                                                                                        ---------------
                                                                                             5,468,314
-------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--13.1%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.7%
Andrew Corp., 3.25% Cv. Sub. Nts., 8/15/13                                3,000,000          3,120,000
-------------------------------------------------------------------------------------------------------
Comverse Technology, Inc., Cv. Sr. Unsec. Zero Yield Puttable
Securities, 5/15/23 3                                                     4,000,000          6,005,000
-------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 2.75% Cv. Sr. Unsec. Debs., Series A,
6/15/23                                                                   2,000,000          2,295,000
-------------------------------------------------------------------------------------------------------
Nortel Networks Corp., 4.25% Cv. Sr. Unsec. Nts., 9/1/08                  7,500,000          7,078,125
-------------------------------------------------------------------------------------------------------
Tekelec, Inc., 2.25% Cv. Sr. Sub. Nts., 6/15/08                           2,000,000          2,407,500
-------------------------------------------------------------------------------------------------------
UTStarcom, Inc., 0.875% Cv. Sr. Unsec. Sub. Nts., 3/1/08                  2,000,000          1,605,000
                                                                                        ---------------
                                                                                            22,510,625
-------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.5%
Yahoo!, Inc., Cv. Sr. Unsec. Nts., 4/1/08 3                               1,500,000          2,510,625
-------------------------------------------------------------------------------------------------------
IT SERVICES--3.2%
Amdocs Ltd., 0.50% Cv. Nts., 3/15/24                                      4,000,000          3,670,000
-------------------------------------------------------------------------------------------------------
BearingPoint, Inc., 2.75% Cv. Sub. Nts., 12/15/24 1,2                     5,000,000          4,581,250
-------------------------------------------------------------------------------------------------------


2                                       Oppenheimer Convertible Securities Fund

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
IT SERVICES CONTINUED
DST Systems, Inc., 3.625% Cv. Sr. Unsec. Debs., Series B, 8/15/23    $    6,000,000     $    7,282,500
                                                                                        ---------------
                                                                                            15,533,750
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.6%
Agere Systems, Inc., 6.50% Cv. Unsec. Unsub. Nts., 12/15/09 (cv.
into Agere Systems, Inc., Cl. A common stock)                             5,000,000          5,025,000
-------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp., 1.25% Cv. Unsec. Sub. Nts., 6/15/08          3,000,000          3,521,250
-------------------------------------------------------------------------------------------------------
Skyworks Solutions, Inc., 4.75% Cv. Unsec. Sub. Nts., 11/15/07            4,000,000          4,045,000
                                                                                        ---------------
                                                                                            12,591,250
-------------------------------------------------------------------------------------------------------
SOFTWARE--2.1%
Mentor Graphics Corp., 6.875% Cv. Unsec. Sub. Nts., 6/15/07 4             4,000,000          3,995,000
-------------------------------------------------------------------------------------------------------
Mercury Interactive Corp., Cv. Sr. Unsec. Sub. Nts., 5/1/08 3             6,000,000          5,925,000
                                                                                        ---------------
                                                                                             9,920,000
-------------------------------------------------------------------------------------------------------
MATERIALS--1.1%
-------------------------------------------------------------------------------------------------------
METALS & MINING--1.1%
Inco Ltd., 1.094% Cv. Unsec. Unsub. Debs., 3/14/23                        3,500,000          5,346,250
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.3%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.5%
American Tower Corp., 3% Cv. Sr. Nts., 8/15/12                            5,500,000          7,438,750
-------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.8%
NII Holdings, Inc., 2.75% Cv. Nts., 8/15/25 1                             8,000,000          8,600,000
-------------------------------------------------------------------------------------------------------
UTILITIES--3.0%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.6%
Calpine Corp., 4.75% Cv. Sr. Unsec. Nts., 11/15/23 1                      4,000,000          2,200,000
-------------------------------------------------------------------------------------------------------
CMS Energy Corp., 2.875% Cv. Sr. Nts., 12/1/24                            4,500,000          5,799,375
                                                                                        ---------------
                                                                                             7,999,375
-------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.4%
CenterPoint Energy, Inc., 3.75% Cv. Sr. Unsec. Nts., Series B,
5/15/23                                                                   5,000,000          6,643,750
                                                                                        ---------------
Total Convertible Corporate Bonds and Notes (Cost $263,922,738)                            274,282,544

                                                                             Shares
-------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--31.6%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--3.3%
-------------------------------------------------------------------------------------------------------
AUTOMOBILES--3.3%
Ford Motor Co. Capital Trust II, 6.50% Cum. Cv. Trust Preferred
Securities, Non-Vtg.                                                        100,000          3,645,000
-------------------------------------------------------------------------------------------------------
General Motors Corp., 4.50% Cv. Sr. Debs., Series A                         525,000         12,510,750
                                                                                        ---------------
                                                                                            16,155,750
-------------------------------------------------------------------------------------------------------
ENERGY--5.6%
-------------------------------------------------------------------------------------------------------
ENERGY TRADERS--1.3%
NRG Energy, Inc., 4% Cv., Non-Vtg.                                            5,000          6,106,250
-------------------------------------------------------------------------------------------------------
OIL & GAS--4.3%
Amerada Hess Corp. 7% Cv., Non-Vtg.                                          90,000         10,539,000
-------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 4.50% Cum. Cv., Non-Vtg.                            60,000          6,697,500
-------------------------------------------------------------------------------------------------------
El Paso Corp., 4.99% Cv. 1                                                    3,000          3,703,875
                                                                                        ---------------
                                                                                            20,940,375


3                                        Oppenheimer Convertible Securities Fund

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
----------------------------------------------------------------------------------------------------------
FINANCIALS--11.4%
----------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.2%
Lehman Brothers Holdings, Inc., 6.25% Cv. Premium Income Equity
Linked Nts., 10/15/07 (linked to General Mills, Inc. common stock)          220,000     $    5,764,000
----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.3%
Marshall & Ilsley Corp., 6.50% Cv.                                          200,000          5,404,000
----------------------------------------------------------------------------------------------------------
Washington Mutual Capital Trust 2001, 5.375% Cum. Cv. Units (each unit consists of one preferred stock and one warrant to purchase
shares of Washington Mutual, Inc.), Non-Vtg. 5                              105,000          5,471,550
                                                                                        ------------------
                                                                                            10,875,550
----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.1%
State Street Corp., 6.75% Cv. Nts.                                           25,000          5,385,000
----------------------------------------------------------------------------------------------------------
INSURANCE--5.4%
Chubb Corp. (The), 7% Cv. Equity Units, Series A (each unit
consists of one warrant to purchase Chubb Corp. (The) common stock and $25 principal amount of Chubb Corp. (The), 4% sr. nts.,
11/16/07) 5                                                                 100,000          3,269,000
----------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., 6% Cv.                                            210,000          7,539,000
----------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 7% Cv. Equity
Units (each unit has a stated amount of $50 and consists of a purchase contract to purchase Hartford Financial Services Group,
Inc. (The) common stock and a normal unit which consists of
$1,000 principal amount of Hartford Financial Services Group,
Inc. (The) common stock and a normal unit which consists of
$1,000 principal amount of Hartford Financial Services Group,
Inc. (The), 2.56% sr. nts., 8/16/08) 5                                      100,000          7,015,000
----------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.375% Cv. Equity Units, Series B (each equity unit consists of a fractional interest in trust preferred
securities as well as a stock purchase contract to purchase Met
Life, Inc., Series A and Series B) 5                                        200,000          5,614,000
----------------------------------------------------------------------------------------------------------
XL Capital Ltd., 6.50% Cv.                                                  100,000          2,283,000
                                                                                        ------------------
                                                                                            25,720,000
----------------------------------------------------------------------------------------------------------
REAL ESTATE--1.4%
Simon Property Group, Inc., 6% Cv., Non-Vtg.                                110,000          6,941,000
----------------------------------------------------------------------------------------------------------
HEALTH CARE--3.6%
----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.6%
Baxter International, Inc., 7% Cv. Equity Units (each equity unit has a stated value of $50 and consists of a purchase contract to purchase Baxter International, Inc. common stock and $50
principal amount of Baxter International, Inc., 3.60% sr. nts.,
2/16/08), Non-Vtg. 5                                                        130,000          7,410,000
----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.9%
Omnicare Capital Trust II, Inc., 4% Cv., Series B                            60,000          4,372,500
----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.1%
Schering-Plough Corp., 6% Cv.                                               100,000          5,423,000
----------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.5%
----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.8%
Northrop Grumman Corp., 7% Cum. Cv., Series B                                30,000          3,630,000
----------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.7%

United Rentals Trust I, 6.50% Cv. Quarterly Income Preferred
Securities, Non-Vtg.                                                         85,000          3,442,500
----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--2.0%
----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.0%
Lucent Technologies Capital Trust I, 7.75% Cum. Cv., Non-Vtg.                 5,000          5,056,250


4                                        Oppenheimer Convertible Securities Fund

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.0%
Xerox Corp., 6.25% Cv.                                                       40,000     $    4,685,200
-------------------------------------------------------------------------------------------------------
MATERIALS--1.4%
-------------------------------------------------------------------------------------------------------
METALS & MINING--1.4%
Freeport-McMoRan Copper & Gold, Inc., 5.50% Cv.                               6,000          6,642,000
-------------------------------------------------------------------------------------------------------
UTILITIES--2.8%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.1%
AES Trust VII, 6% Cv., Non-Vtg.                                              25,000          1,209,375
-------------------------------------------------------------------------------------------------------
FPL Group, Inc., 8% Cv. Equity Units (each unit consists of
corporate units, each with a stated amount of $50 and includes a purchase contract to purchase FPL Group, Inc. common stock and
$50 principal amount of FPL Group Capital, Inc., 5% debs., series
b, 2/16/08) 5                                                                60,000          4,269,000
                                                                                        ---------------
                                                                                             5,478,375
-------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.7%
AES Trust III, 6.75% Cv.                                                     50,000          2,385,000
-------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 5.50% Cv. Jr. Unsec. Sub. Debs.                   50,000          5,818,750
                                                                                        ---------------
                                                                                             8,203,750
                                                                                        ---------------
Total Preferred Stocks (Cost $134,321,308)                                                 152,231,500
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--4.0%
-------------------------------------------------------------------------------------------------------
Alltel Corp.                                                                 80,000          5,208,800
-------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                           85,000          6,265,350
-------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                          -- 7                7
-------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                            80,000          5,062,400
-------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                             25,000          2,742,250
-------------------------------------------------------------------------------------------------------
SystemOne Technologies, Inc. 6                                              197,142              1,577
                                                                                        ---------------
Total Common Stocks (Cost $16,705,405)                                                      19,280,384

                                                                          Principal
                                                                             Amount
-------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--4.0%
-------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Cisco Systems, Inc. Cv. Linked
Nts., 4%, 12/30/05                                                   $      277,687          4,972,263
-------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., Cv. Linked Nts., Series BIIB, 7.25%,
3/14/06 (linked to the performance of Biogen Idec, Inc.)                  4,000,000          4,105,800
-------------------------------------------------------------------------------------------------------
Morgan Stanley, Cv. Premium Equity Participating Security, 2.50%,
10/2/06 (exchangeable for General Electric Co. common stock) 4              298,463         10,017,911
                                                                                        ---------------
Total Structured Notes (Cost $19,000,033)                                                   19,095,974
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.4%
-------------------------------------------------------------------------------------------------------
Undivided interest of 1.14% in joint repurchase agreement
(Principal Amount/Value $1,005,525,000, with a maturity value of
$1,005,822,468) with UBS Warburg LLC, 3.55%, dated 9/30/05, to be repurchased at $11,455,388 on 10/3/05, collateralized by Federal
National Mortgage Assn., 5%, 7/1/35, with a value of
$1,028,234,236 (Cost $11,452,000)                                        11,452,000         11,452,000
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $445,401,484)                                 99.0%      476,342,402
-------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                  1.0         4,723,306
                                                                     ----------------------------------
Net Assets                                                                     100.0%   $  481,065,708
                                                                     ==================================

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $77,302,000 or 16.07% of the Fund's net assets as of September 30, 2005.

2. Represents the current interest rate for a variable or increasing rate security.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Illiquid security. The aggregate value of illiquid securities as of September 30, 2005 was $15,462,475, which represents 3.21% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments

5. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.

6. Non-income producing security.

7. Less than one share.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   447,787,194
                                              ===============

Gross unrealized appreciation                 $    39,821,763
Gross unrealized depreciation                     (11,266,555)
                                              ---------------
Net unrealized appreciation                   $    28,555,208
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of September 30, 2005, the market value of these securities comprised 4.0% of the Fund's net assets and resulted in unrealized cumulative gains of $95,941.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID SECURITIES
As of September 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


6                                        Oppenheimer Convertible Securities Fund


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bond Fund Series


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: November 16, 2005